Property and equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
8.	Property and equipment:

		Accumulated	Net book
2013	Cost	amortization	value

Laboratory equipment	$629	$488	$141
Production equipment	286	-	286
Software	96	13	83
Computer equipment	144	87	57
Leasehold improvements	39	17	22
Furniture and office equipment	39	10	29

	$1,233	$615	$618

		Accumulated	Net book
2012	Cost	amortization	value

Laboratory equipment	$640	$439	$201
Computer equipment	84	65	19
Leasehold improvements	30	4	26
Furniture and office equipment	28	3	25

	$782	$511	$271

Amortization expense for the year ended December 31, 2013 amounted to $104 (year ended December 31, 2012 - $895).

During the year ended December 31, 2012, as a result of its restructuring activities, the Company recorded impairment charges of $717 relating to its leasehold improvements and certain computer and office equipment (note 18). The Company did not record any impairment charges on its property and equipment for the year ended December 31, 2013.